Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the following:
On October
 25, 2024, a request was made for funds in the amount of $
200,000
pursuant
to
the fourth Commitment Letter dated July 8, 2024.
As discussed in Note 1, on April 16, 2024, the Company held a special meeting of stockholders at which the Company’s stockholders approved the proposal to file an amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware to extend the date by which the Company must consummate its initial business combination or cease operations and dissolve from May 2, 2024, to November 2, 2024 (the “Extended Date”) and to allow the Board, without another stockholder vote, to elect to further extend the date to consummate an initial business combination after the Extended Date up to six times, by an additional month each time up to May 2, 2025. On October 30, 2024, the Board approved an extension of the date by which the Company is required to complete an initial business combination from November 2, 2024 to December 2, 2024.
On October 29, 2024, the Company, received a written notice from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market that the Company’s securities would be delisted from The Nasdaq Stock Market by reason of the failure of the Company to complete its initial business combination by October 28, 2024 (36 months from the effectiveness of the Company’s IPO registration statement) as required by
IM-5101-2.
Accordingly, trading in the Company’s Class A Common Stock, Units and Warrants was suspended at the opening of business on November 5, 2024 and Form
25-NSE
was filed with the Securities and Exchange Commission, which removed the Company’s securities from listing and registration on The Nasdaq Stock Market.
The Company’s Class A Common Stock, Units and Warrants continue to be traded in the over-the-counter
market.

NOTE 11. SUBSEQUENT EVENTS
The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than the below that would have required adjustment or disclosure in the financial statements.
On February 21, 2024, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Car Tech Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), and Car Tech, LLC, an Alabama limited liability company (“Car Tech”). The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.
Upon the terms and subject to the conditions set forth in the Merger Agreement and in accordance with the Delaware Limited Liability Company Act (Car Tech having been converted to a Delaware limited liability company), Merger Sub will merge with and into Car Tech, with Car Tech surviving as a wholly-owned subsidiary of the Company (the “Merger”). Upon the consummation of the Merger, subject to approval by the Company’s stockholders and other customary closing conditions, the combined company will be renamed and is expected to list on The Nasdaq Capital Market.
Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, membership interests in Car Tech (the “Car Tech Units”) will be converted into the right to receive a number of shares of the Company’s common stock (the “Parent Common Stock”) for each Car Tech Unit owned calculated by dividing (i) a fraction equal to (a) the quotient of (x) the Aggregate Merger Consideration divided by (y) ten dollars ($10.00), by (ii) the number of Car Tech Units that are issued and outstanding immediately prior to the effective time of the Merger. “Aggregate Merger Consideration” means (I) $80,000,000 plus the amount of any shortfall in the Company’s obligation to source at least $50,000,000 in proceeds from a private placement to be consummated immediately prior to the Merger, and an additional (II) $40,000,000 (the “Earn Out Consideration”).
Pursuant to
Lock-up
Agreements executed in connection with the Merger Agreement, all of the shares of Parent Common Stock to be issued to holders of Car Tech Units (other than 500,000 shares issued pursuant to clause (I) of the definition of Aggregate Merger Consideration) will be subject to time based restrictions on transfer, and the 4,000,000 shares of Parent Common Stock to be issued to holders of Car Tech Units based on the Earn Out Consideration will be subject to additional transfer restrictions, release and forfeiture. Other Agreements executed in connection with the Merger Agreement include a Contribution and Exchange Agreement executed by Car Tech’s principal equity holder and the Company, a Support Agreement executed by the Company and Car Tech and the Company’s Sponsor and certain members of Car Tech, and a Warrant Transfer and Option Agreement executed by the Company’s Sponsor and an affiliate of the underwriter in the Company’s Initial Public Offering and Car Tech’s principal equity holder.
In connection with the proposed business combination, the Company intends to file with the SEC a registration statement on Form
S-4,
which will include a proxy statement to be sent to the Company’s stockholders and a prospectus for the registration of the Company’s Common Stock to be issued in connection with the Merger (as amended from time to time, the “Registration Statement”). A full description of the terms of the proposed business combination is expected to be provided in the Registration Statement.
The Company scheduled a special meeting of stockholders for April
16
, 2024, at which the stockholders of the Company will be asked, among other things, to approve a further amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must (1) consummate a business combination or (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and redeem all of the remaining Class A Shares included as part of the units sold in the Company’s Initial Public Offering from May 2, 2024 to November 2, 2024 (the “Extended Date”) and to allow the board of directors of the Company, without another stockholder vote, to elect to further extend the date to consummate an initial business combination after the Extended Date up to six times, by an additional month each time, upon two days’ advance notice prior to the applicable deadline, up to May 2, 2025 (such proposal, the “Second Extension”). For additional information with respect to the special meeting and the matters to be considered at the special meeting, stockholders are referred to the Preliminary Proxy Statement dated March 20, 2023 which can be viewed on the SEC’s website at www.sec.gov, and to the Proxy Statement to be filed with the SEC and to be distributed to public stockholders and can be viewed on the SEC’s website at www.sec.gov. Our sponsor holds approximately
78
% of the Class A shares eligible to vote at the special meeting and accordingly it is expected that stockholder approval of the Second Extension and the other matters to be considered at the special meeting will be approved.